Summary of Significant Accounting Policies - Schedule of Accounts Receivable and Contract Assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable and Contract Assets [Abstract]
Accounts receivable	¥ 95,057	¥ 189,056
Contract assets (See Note 2(r))	821,742	1,050,124
Allowance for credit loss	(2,291)	(907)
Accounts receivable and contract assets, net	¥ 914,508	¥ 1,238,273